Intangible Assets, Net and Goodwill - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Analysis of the changes in intangible assets
Balance at beginning of the period		$ 38,927,089
Balance at end of the period	$ 38,927,089	38,368,433	$ 38,927,089
Amortization expense		1,916,881	3,120,202
Impairment adjustments	1,167,264
Soccer player rights
Analysis of the changes in intangible assets
Amortization expense		1,376	47,628
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		10,369,238
Balance at end of the period	10,369,238	9,810,582	10,369,238
Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		4,604,123
Balance at end of the period	4,604,123	4,552,797	4,604,123
Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		195,307
Balance at end of the period	195,307	7,651	195,307
Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		4,961,363
Balance at end of the period	4,961,363	4,673,696	4,961,363
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		608,445
Balance at end of the period	608,445	576,438	608,445
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period		68,918,302
Balance at end of the period	68,918,302	70,015,521	68,918,302
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		40,360,451	37,510,413
Acquisitions		1,287,110	1,357,290
Transfers from property, plant and equipment		211,083	770,090
Reclassifications from other accounts			2,792,374
Retirements and impairment adjustments		(342,532)	(2,153,794)
Effect of translation		(58,442)	84,078
Balance at end of the period	40,360,451	41,457,670	40,360,451
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period		2,245,835	2,236,012
Acquisitions			9,823
Balance at end of the period	2,245,835	2,245,835	2,245,835
Cost | Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		21,320,603	16,990,167
Acquisitions		1,184,996	1,266,988
Transfers from property, plant and equipment		211,083	770,090
Reclassifications from other accounts		340	2,435,700
Retirements and impairment adjustments		(42,480)	(204,742)
Effect of translation		(45,254)	62,400
Balance at end of the period	21,320,603	22,629,288	21,320,603
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		8,663,463	8,779,649
Reclassifications from other accounts		5,100
Retirements and impairment adjustments		(262,906)	(134,846)
Effect of translation		(13,188)	18,660
Balance at end of the period	8,663,463	8,392,469	8,663,463
Cost | Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		5,824,365	5,824,365
Balance at end of the period	5,824,365	5,824,365	5,824,365
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		2,306,185	3,680,220
Acquisitions		102,114	80,479
Reclassifications from other accounts		(5,440)	356,674
Retirements and impairment adjustments		(37,146)	(1,814,206)
Effect of translation			3,018
Balance at end of the period	2,306,185	2,365,713	2,306,185
Accumulated Amortization
Analysis of the changes in intangible assets
Balance at beginning of the period		(29,991,213)
Balance at end of the period	(29,991,213)	(31,647,088)	(29,991,213)
Accumulated Amortization | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		(29,991,213)	(26,224,464)
Amortization of the year		(1,916,881)	(3,120,202)
Other amortization of the year		(1,376)	(47,628)
Reclassifications from other accounts		(62,736)	(1,405,856)
Retirements and impairment adjustments		267,249	890,319
Effect of translation		57,869	(83,382)
Balance at end of the period	(29,991,213)	(31,647,088)	(29,991,213)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period		(2,245,835)	(2,187,698)
Amortization of the year			(58,137)
Balance at end of the period	(2,245,835)	(2,245,835)	(2,245,835)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		(16,716,480)	(12,594,645)
Amortization of the year		(1,342,296)	(2,395,212)
Reclassifications from other accounts		(62,736)	(1,242,761)
Retirements and impairment adjustments		680	(421,290)
Transfers and reclassifications		(340)
Effect of translation		44,681	(62,572)
Balance at end of the period	(16,716,480)	(18,076,491)	(16,716,480)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		(8,468,156)	(8,177,490)
Amortization of the year		(230,997)	(312,184)
Reclassifications from other accounts			(79,806)
Retirements and impairment adjustments		262,906	115,214
Transfers and reclassifications		38,241	4,770
Effect of translation		13,188	(18,660)
Balance at end of the period	(8,468,156)	(8,384,818)	(8,468,156)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		(863,002)	(575,335)
Amortization of the year		(287,667)	(287,667)
Balance at end of the period	(863,002)	(1,150,669)	(863,002)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		(1,697,740)	(2,689,296)
Amortization of the year		(55,921)	(67,002)
Other amortization of the year		(1,376)	(47,628)
Reclassifications from other accounts			(83,289)
Retirements and impairment adjustments		3,663	1,196,395
Transfers and reclassifications		(37,901)	(4,770)
Effect of translation			(2,150)
Balance at end of the period	$ (1,697,740)	$ (1,789,275)	$ (1,697,740)